Debt Issued (Details) - Schedule of debt securities issued - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 634,952	$ 944,413
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 23,078	$ 40,937
Annual interest rate	2.00%	2.91%
Issue date	07/01/2020	04/01/2019
Maturity date	07/07/2020	04/04/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 42,697	$ 40,264
Annual interest rate	1.60%	2.85%
Issue date	17/04/2020	17/01/2019
Maturity date	21/08/2020	24/04/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 38,371	$ 33,598
Annual interest rate	1.95%	2.80%
Issue date	09/01/2020	22/01/2019
Maturity date	09/04/2020	22/04/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 34,886	$ 53,250
Annual interest rate	1.91%	2.67%
Issue date	13/01/2020	04/04/2019
Maturity date	13/04/2020	02/07/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 11,629	$ 27,886
Annual interest rate	1.87%	2.67%
Issue date	14/01/2020	09/04/2019
Maturity date	14/04/2020	09/08/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 31,667	$ 33,257
Annual interest rate	1.91%	2.66%
Issue date	29/01/2020	11/04/2019
Maturity date	31/07/2020	11/07/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 42,858	$ 33,257
Annual interest rate	1.50%	2.68%
Issue date	22/04/2020	11/04/2019
Maturity date	14/08/2020	11/10/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 7,917	$ 33,051
Annual interest rate	1.91%	2.66%
Issue date	29/01/2020	12/04/2019
Maturity date	31/07/2020	22/07/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 42,943	$ 3,966
Annual interest rate	1.45%	2.67%
Issue date	24/04/2020	12/04/2019
Maturity date	29/01/2021	12/09/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 27,709	$ 27,184
Annual interest rate	1.86%	2.67%
Issue date	29/01/2020	29/04/2019
Maturity date	29/05/2020	29/10/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 4,175	$ 33,838
Annual interest rate	1.30%	2.60%
Issue date	29/04/2020	30/04/2019
Maturity date	29/10/2020	30/07/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 10,350	$ 34,795
Annual interest rate	1.85%	2.61%
Issue date	30/01/2020	17/05/2019
Maturity date	01/06/2020	18/11/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 19,720	$ 34,842
Annual interest rate	1.85%	2.59%
Issue date	03/02/2020	23/05/2019
Maturity date	03/06/2020	22/08/2019
Bank of America [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 34,208
Annual interest rate		2.50%
Issue date		21/06/2019
Maturity date		22/08/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 74,254	$ 3,421
Annual interest rate	0.45%	2.50%
Issue date	07/12/2020	24/06/2019
Maturity date	06/12/2021	25/07/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 31,391	$ 547
Annual interest rate	1.55%	2.40%
Issue date	08/04/2020	24/06/2019
Maturity date	05/06/2020	15/10/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 21,262	$ 13,620
Annual interest rate	1.30%	2.50%
Issue date	13/04/2020	25/06/2019
Maturity date	12/05/2020	05/08/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 12,758	$ 13,575
Annual interest rate	1.30%	2.51%
Issue date	13/04/2020	28/06/2019
Maturity date	13/05/2020	01/08/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 34,020	$ 34,070
Annual interest rate	1.30%	2.38%
Issue date	13/04/2020	11/07/2019
Maturity date	13/05/2020	09/10/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 25,593	$ 29,883
Annual interest rate	1.55%	2.25%
Issue date	16/04/2020	09/08/2019
Maturity date	16/06/2020	12/11/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 3,525
Annual interest rate		2.03%
Issue date		13/08/2019
Maturity date		08/05/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 25,593	$ 35,676
Annual interest rate	1.55%	2.20%
Issue date	16/04/2020	22/08/2019
Maturity date	18/06/2020	21/11/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 21,350
Annual interest rate		2.20%
Issue date		10/09/2019
Maturity date		09/12/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 7,117
Annual interest rate		2.20%
Issue date		11/09/2019
Maturity date		16/12/2019
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 28,466
Annual interest rate		2.20%
Issue date		11/09/2019
Maturity date		10/12/2019
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 34,158	$ 15,799
Annual interest rate	1.61%	2.10%
Issue date	17/04/2020	07/10/2019
Maturity date	21/08/2020	07/01/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 32,834	$ 36,206
Annual interest rate	0.45%	2.07%
Issue date	18/05/2020	09/10/2019
Maturity date	20/07/2020	09/01/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 5,089	$ 36,212
Annual interest rate	0.45%	2.00%
Issue date	18/05/2020	24/10/2019
Maturity date	20/07/2020	29/01/2020
Bank of America [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 36,212
Annual interest rate		2.00%
Issue date		24/10/2019
Maturity date		24/01/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 18,200
Annual interest rate		2.00%
Issue date		25/10/2019
Maturity date		03/02/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 31,819
Annual interest rate		1.91%
Issue date		04/11/2019
Maturity date		13/01/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 31,239
Annual interest rate		1.97%
Issue date		12/11/2019
Maturity date		12/02/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 4,554
Annual interest rate		2.05%
Issue date		22/11/2019
Maturity date		07/08/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 7,989
Annual interest rate		2.05%
Issue date		22/11/2019
Maturity date		07/08/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 18,750
Annual interest rate		2.07%
Issue date		04/12/2019
Maturity date		07/08/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 23,268
Annual interest rate		2.05%
Issue date		09/12/2019
Maturity date		09/04/2020
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 3,877
Annual interest rate		2.04%
Issue date		09/12/2019
Maturity date		05/06/2020
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 15,395
Annual interest rate		2.04%
Issue date		11/12/2019
Maturity date		27/03/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 1,792
Annual interest rate		2.03%
Issue date		30/12/2019
Maturity date		20/07/2020
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 7,518
Annual interest rate		2.10%
Issue date		30/12/2019
Maturity date		15/12/2020